Fair Value Measurements - Summary of Fair Value Measurements, Recurring and Nonrecurring (Parenthetical) (Detail) - Surrozen Inc [Member] - Marketable Securities With Maturity Of Less Than Three Months [Member] - USD ($)
$ in Millions
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities at fair value	$ 6.6
Cash and Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities at fair value	$ 2.2	$ 2.2